Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Finite-Lived Intangible Assets [Line Items]
Cost	$ 57,557	358,585	351,481
Less: Accumulated amortization	(3,778)	(23,538)	(16,494)
Intangible assets - net	$ 53,779	335,047	334,987